COLUMBIA ASSET ALLOCATION FUND
                                  (the "Fund")
                Supplement to Prospectuses dated February 1, 2005
                  Replacing Supplement dated September 19, 2005
                        Class A, B, C, T, G and Z Shares

I. The section titled "Principal Investment Strategies" is updated and restated in its entirety as follows:

The Fund's investment advisor allocates the Fund's assets among various classes of equity and debt securities, including: large capitalization (large-cap) growth stocks, large-cap value stocks, middle capitalization (mid-cap) growth stocks, mid-cap value stocks, small capitalization (small-cap) growth stocks, small-cap value stocks, foreign securities, investment grade bonds, and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager will allocate the Fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of Columbia Management Group, Inc., the parent company of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in noninvestment grade debt securities that are rated below BBB by S&P or Baa by Moody's or are unrated securities judged by the advisor to be of comparable quality (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may invest up to 25% of its net assets in foreign securities.

The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iSharesSM. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ(R) National Market System. iShares, which are traded on the American Stock Exchange, are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust to the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

II. The section "Portfolio Managers" is revised as follows:


Vikram J. Kuriyan, PhD, a managing director of Columbia Management Advisors, LLC ("Columbia Advisors"), is the lead manager for the Fund and has managed the Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Advisors or its predecessors since January, 2000.

Karen Wurdack, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since August, 2005. Ms. Wurdack has been associated with Columbia Advisors or its predecessors since August, 1993.

Dr. Kuriyan and Ms. Wurdack are responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:


Large-cap growth stocks             Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan,
                                    Mary-Ann Ward and John T. Wilson
Large-cap value stocks              Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and Noah J. Petrucci
Mid-cap value stocks                Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and Noah J. Petrucci
Mid-cap growth stocks               Kenneth A. Korngiebel
Small-cap growth stocks             Christian Pineno and Daniel H. Cole
Small-cap value stocks              Stephen D. Barbaro and Jeremy Javidi
Foreign securities                  Fred Copper, Penelope L. Burgess and Deborah F. Snee
Investment grade bonds              Leonard A. Aplet
Non-investment grade bonds          Stephen Peacher


Paul J. Berlinguet, a senior vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Berlinguet has been associated with Columbia Advisors since October, 2003. Prior to October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

Edward P. Hickey, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Hickey has been associated with Columbia Advisors or its predecessors since November, 1998.

Roger R. Sullivan, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Advisors or its predecessors since January, 2005. Prior to January, 2005, Mr. Sullivan was a senior vice president with Putnam Investments from December, 1994 to December, 2004.

Mary-Ann Ward, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Ms. Ward has been associated with Columbia Advisors or its predecessors since July, 1997.

John T. Wilson, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed the Fund since August, 2005. Mr. Wilson has been associated with Columbia Advisors or its predecessors since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

Diane L. Sobin, a managing director of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Sobin has been associated with Columbia Advisors or its predecessors since August, 2001. Prior to August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

David I. Hoffman, a managing director of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Hoffman has been associated with Columbia Advisors or its predecessors since August, 2001. Prior to August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

Lori J. Ensinger, a managing director of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Ensinger is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Ensinger has been associated with Columbia Advisors or its predecessors since August, 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments, Inc. from 1999 to 2001.

Noah J. Petrucci, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Petrucci is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Petrucci has been associated with Columbia Advisors or its predecessors since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments, Inc. from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

Kenneth A. Korngiebel, a senior vice president of Columbia Advisors, is the manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since 1996.

Christian Pineno, a managing director of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed the Fund since June, 2005. Mr. Pineno has been associated with Columbia Advisors or its predecessors since June, 1999.

Daniel H. Cole, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed the Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

Stephen D. Barbaro, a vice president of Columbia Advisors, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed or co-managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Advisors or its predecessors since 1976.

Jeremy Javidi, a vice president of Columbia Advisors, is the co-manager for the portion of the Fund allocated to the small-cap value stocks category and has co-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Advisors or its predecessors since January, 2000.

Fred Copper, a portfolio manager of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the foreign stocks category and has co-managed that portion of the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to October, 2005, Mr. Copper was a senior vice president with Putman Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.

Penelope L. Burgess, a vice president of Columbia Advisors, is the co-manager for the portion of the Fund allocated to the foreign stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Burgess has been associated with Columbia Advisors or its predecessors since 1993.

Deborah F. Snee, a vice president of Columbia Advisors, is the co-manager for the portion of the Fund allocated to the foreign stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Snee has been associated with Columbia Advisors or its predecessors since 1999.

Leonard A. Aplet, a managing director of Columbia Advisors, is the manager for the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

Stephen Peacher, a managing director of Columbia Advisors, is the manager for the portion of the Fund allocated to non-investment grade bonds and has managed that portion of the Fund since September, 2005. Mr. Peacher has been associated with Columbia Advisors since April, 2005. Prior to April, 2005, Mr. Peacher was employed by Putnam Investments, where he served as the chief investment officer of the Credit Team for the previous five years.

SUP-47/91200-1005                                              October 11, 2005